Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements are classified and disclosed within the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Active markets are those in which transactions for the assets or liabilities occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that are valued using observable market data.

Level 3 – Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources. Pricing inputs are unobservable for the investment and includes situations where there is little, if any, market activity for the investment.

Observable data is considered to be market data if it is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level with the fair value hierarchy is based on lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. However, the determination of what constitutes “observable” requires significant judgment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

Fair Value of Financial Instruments

The financial instruments measured at fair value on a recurring basis consist of the following:

	June 30,	December 31,
	2018	2017
	(In thousands)
Derivative assets (liabilities)
Derivative assets - current	$5,330	$—
Derivative liabilities - current	(25,069)	(10,772)
Derivative liabilities - non-current	(27,930)	(8,008)
Total derivative liabilities, net	$(47,669)	$(18,780)

Derivative assets and liabilities primarily represent unsettled amounts related to commodity derivative positions, including swaps and options. Derivative liabilities also include the Series B Preferred Stock bifurcated derivative for the various redemption amounts that the Company could incur if a change of control event occurs. The Company utilizes Level 3 assumptions to estimate the probability of a change in control occurring and when that would occur as the timing impacts the Base Return Amount as defined in Note 11 - 10% Series B Redeemable Preferred Stock. The change in fair value to the Series B Preferred Stock bifurcated derivative for the period is recorded in Other income (expense), net in the Condensed Consolidated Statement of Operations.

The tables below set forth by level within the fair value hierarchy represent the net components of the assets and liabilities that were measured at fair value on a recurring basis as of June 30, 2018 and December 31, 2017. These net balances are intended solely to provide information on sources of inputs to fair value and proportions of fair value involving objective versus subjective valuations and do not represent either the actual credit exposure or net economic exposure.

	June 30, 2018
	Level 1	Level 2	Level 3	Total
	(In thousands)
Derivative assets
Commodity derivative assets - current	$—	$5,330	$—	$5,330
Total derivative assets	$—	$5,330	$—	$5,330

Derivative liabilities
Commodity derivative liabilities - current	$—	$(25,069)	$—	$(25,069)
Commodity derivative liabilities - non-current	—	(27,462)	—	(27,462)
Series B Preferred Stock bifurcated derivative - non-current	—	—	(468)	(468)
Total derivative liabilities	$—	$(52,531)	$(468)	$(52,999)

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(In thousands)
Derivative liabilities
Commodity derivative liabilities - current	$—	$(10,772)	$—	$(10,772)
Commodity derivative liabilities - non-current	—	(7,383)	—	(7,383)
Series B Preferred Stock bifurcated derivative - non-current	—	—	(625)	(625)
Total derivative liabilities	$—	$(18,155)	$(625)	$(18,780)

The table below sets forth a summary of changes in the fair value of the Company’s level 3 liabilities for the six months ended June 30, 2018.

Beginning Balance	$625
(Gains) losses reported in earnings	(157)
(Gains) losses reported in other comprehensive income	—
Purchases, sales, issues, and settlements	—
Transfers in (out) of level 3	—
Ending Balance	$468

Financing Arrangements

The carrying amounts of the Company’s cash, cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values because of the short-term maturities and/or liquid nature of these assets and liabilities. The Revolving Credit Facility carrying value is representative of its fair value because the interest rate changes monthly based on the current market of the stated rates in the agreement. Since issuance of the 10% Senior Secured Second Lien Notes in December 2017, the Company’s credit rating has not changed, bond yields for its credit rating has not changed significantly, and commodity prices, which impacts the fair value of its producing assets, have not changed significantly. Based on those factors, the Company believes the carrying value of the 10% Senior Secured Second Lien Notes are representative of their fair values as of June 30, 2018.

Non-Financial Assets and Liabilities

Non-financial assets and liabilities that are initially measured at fair value are comprised of asset retirement obligations and the corresponding increase to the related long-lived asset and are not remeasured at fair value in subsequent periods. Such initial measurements are classified as Level 3 since certain significant unobservable inputs are utilized in their determination. The fair value of additions to asset retirement obligation liability and certain changes in the estimated fair value of the liability are measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs to the valuation include (i) estimated plug and abandonment cost per well based on historical experience and information from third-party vendors; (ii) estimated remaining life per well; (iii) future inflation factors; and (iv) average credit-adjusted risk-free rate. These inputs require significant judgments and estimates by management at the time of the valuation and are the most sensitive and subject to change.

If the carrying amount of oil and natural gas properties exceeds the estimated undiscounted future cash flows, the carrying amount of the oil and natural gas properties will be adjusted to the fair value. The fair value of oil and natural gas properties is determined using valuation techniques consistent with the income and market approach. The factors used to determine fair value are subject to management’s judgment and expertise and include, but are not limited to, (i) recent sales prices of comparable properties; (ii) the present value of future cash flows, net of estimated operating and development costs using estimates of proved oil and natural gas reserves; (iii) future commodity prices; (iv) future production estimates; (v) anticipated capital expenditures; and (vi) various discount rates commensurate with the risk and current market conditions associated with the projected cash flows. These assumptions represent “Level 3” inputs.

Fair Value Measurements

Financial Instruments

The financial instruments measured at fair value on a recurring basis consist of the following:

	December 31,
	2017	2016
	(In thousands)
Derivative assets (liabilities)
Derivative assets - current	$—	$247
Derivative liabilities - current	(10,772)	(1,856)
Derivative liabilities - non-current	(8,008)	—
Total derivative assets (liabilities), net	$(18,780)	$(1,609)

Derivative assets and liabilities primarily represent unsettled amounts related to commodity derivative positions, including swaps and options. Derivative liabilities also include the Series B Preferred Stock bifurcated derivative for the various redemption amounts that the Company could incur if a change of control event occurs. The Company utilizes Level 3 assumptions to estimate the probability of a change in control occurring and when that would occur as the timing impacts the Base Return Amount as defined in Note 10 - 10% Series B Redeemable Preferred Stock.

The tables below set forth by level within the fair value hierarchy represent the gross components of the assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2017 and 2016. These gross balances are intended solely to provide information on sources of inputs to fair value and proportions of fair value involving objective versus subjective valuations and do not represent either the actual credit exposure or net economic exposure.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(In thousands)
Derivative assets (liabilities)
Commodity derivative liabilities - current	$—	$(10,772)	$—	$(10,772)
Commodity derivative liabilities - non-current	—	(7,383)	—	(7,383)
Series B Preferred Stock bifurcated derivative - non-current	—	—	(625)	(625)
Total derivative assets (liabilities), net	$—	$(18,155)	$(625)	$(18,780)

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Derivative assets (liabilities)
Commodity derivative assets - current	$21	$226	$—	$247
Commodity derivative liabilities - current	(1,856)	—	—	(1,856)
Total derivative assets (liabilities), net	$(1,835)	$226	$—	$(1,609)

The carrying amounts of the Company’s cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate fair value because of the short-term maturities and/or liquid nature of these assets and liabilities. The carrying values of the amounts outstanding under the credit agreement approximate fair value because the variable interest rates are reflective of current market conditions.

Financing Arrangements

The fair value measurements for amounts outstanding under the Revolving Credit Facility and the 10.00% Senior Secured Second Lien Notes (see Note 8 - Long term debt) represent Level 2 inputs. The carrying value of the 10% Senior Secured Second Lien Notes are representative of their fair values as of December 31, 2017 because the instruments were negotiated on an arm's length basis with reputable third-party lenders at prevailing market rates in December 2017. The Revolving Credit Facility book value is representative of its fair value because the interest rate changes monthly based on the current market of the stated rates in the agreement.

Non-Financial Assets and Liabilities

The fair value measurements of assets acquired and liabilities assumed are measured on a nonrecurring basis on the acquisition date using an income valuation technique based on inputs that are not observable in the market and therefore represent Level 3 inputs. Significant inputs to the valuation of acquired oil and gas properties include estimates of: (i) reserves; (ii) production rates; (iii) future operating and development costs; (iv) future commodity prices, including price differentials; (v) future cash flows; and (vi) a market participant-based weighted average cost of capital rate. These inputs require significant judgments and estimates by the Company’s management at the time of the valuation. Refer to Note 3 - Acquisitions and Divestitures for additional information on the fair value of assets acquired during 2017.

Non-financial assets and liabilities that are initially measured at fair value are comprised of asset retirement obligations and the corresponding increase to the related long-lived asset and are not remeasured at fair value in subsequent periods. Such initial measurements are classified as Level 3 since certain significant unobservable inputs are utilized in their determination. The fair value of additions to asset retirement obligation liability and certain changes in the estimated fair value of the liability are measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs to the valuation include (i) estimated plug and abandonment cost per well based on historical experience and information from third-party vendors; (ii) estimated remaining life per well; (iii) future inflation factors; and (iv) average credit-adjusted risk-free rate. These inputs require significant judgments and estimates by management at the time of the valuation and are the most sensitive and subject to change.

If the carrying amount of oil and natural gas properties exceeds the estimated undiscounted future cash flows, the carrying amount of the oil and natural gas properties will be adjusted to the fair value. The fair value of oil and natural gas properties is determined using valuation techniques consistent with the income and market approach. The factors used to determine fair value are subject to management’s judgment and expertise and include, but are not limited to, (i) recent sales prices of comparable properties; (ii) the present value of future cash flows, net of estimated operating and development costs using estimates of proved oil and natural gas reserves; (iii) future commodity prices; (iv) future production estimates; (v) anticipated capital expenditures; and (vi) various discount rates commensurate with the risk and current market conditions associated with the projected cash flows. These assumptions represent “Level 3” inputs.